Property, plant and equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 4. PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consist of the following (in thousands):

	March 31,	December 31,
	2022	2021
Office and computer equipment	$363	$356
Leasehold improvements	113	113
Internally developed software	1,283	1,020
Other software	67	66

Property, plant and equipment, gross	$1,826	$1,555
Less: accumulated depreciation and amortization of software	(884)	(805)

Property, plant and equipment, net	$942	$750

Depreciation expense and amortization expense of software was $79 thousand and $32 thousand for the three months ended March 31, 2022 and 2021, respectively.

Note 4. PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consist of the following (in thousands):

	December 31,
	2021	2020
Office and computer equipment	$356	$305
Leasehold improvements	113	113
Internally developed software	1,020	589
Other software	66	67
Property, plant and equipment, gross	$1,555	$1,074
Less: accumulated depreciation and amortization of software	(805)	(462)
Property, plant and equipment, net	$750	$612
Depreciation expense and amortization expense of software was $343 thousand and $235 thousand for the years ended December 31, 2021 and 2020, respectively.